Summary of significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of significant accounting policies
Unaudited Interim Condensed Consolidated Financial Statements

Unaudited Interim Condensed Consolidated Financial Statements - The accompanying Condensed Consolidated Financial Statements of the Company have been prepared in accordance with GAAP for interim financial information and the rules and regulations of Regulation S-X of the Securities and Exchange Commission (“SEC”). Accordingly, certain information, footnotes, and disclosures normally included in the annual financial statements prepared under GAAP have been condensed or omitted in accordance with SEC rules and regulations. Therefore, these Condensed Consolidated Financial Statements should be read in conjunction with the financial statements and notes included in the audited financial statements of Legacy UHG for the year ended December 31, 2022 included in the Form S-1 filed with the SEC on April 28, 2023. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). The accompanying Condensed Consolidated Financial Statements as of March 31, 2023 and for the three months ended March 31, 2023 and 2022 are unaudited. The unaudited interim Condensed Consolidated Financial Statements have been prepared on the same basis as the audited annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of the Company’s financial position as of March 31, 2023 and results of operations for the three months ended March 31, 2023 and 2022 and cash flows for the three months ended March 31, 2023 and 2022. The financial data and other information disclosed in these notes related to the three months ended March 31, 2023 and 2022 are also unaudited. The Condensed Consolidated Balance Sheet at December 31, 2022, was derived from audited annual financial statements and adjusted for the retrospective recapitalization as described in Note 1 - Nature of operations and basis of presentation and Note 2 - Merger and Reverse Recapitalization but does not contain all of the footnote disclosures from the annual financial statements. Other than policies noted below, there have been no significant changes to the significant accounting policies disclosed in Note 2 of audited Legacy UHG financial statements as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022. The results for the three months ended March 31, 2023 and 2022 are not necessarily indicative of results to be expected for the year ending December 31, 2023, any other interim periods, or any future year or period.

Emerging Growth Company

Emerging Growth Company - The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is not an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Principles of consolidation

Principles of consolidation — The Condensed Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Use of Estimates

Use of Estimates — The preparation of the accompanying Condensed Consolidated Financial Statements in conformity with GAAP requires management to make informed estimates and judgments that affect the amounts reported in the Condensed Consolidated Financial Statements and accompanying notes. Estimates made by the Company include corporate expense allocation, useful lives of depreciable assets, revenue recognition associated with contracts recognized over time, capitalized interest, warranty reserves, share-based compensation, valuation of earnout liability, valuation of convertible note and valuation of stock warrants. Due to inherent uncertainty involved in making estimates, actual results reported in future periods may differ from those estimates.

Use of Estimates — The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make informed estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. Estimates made by the Company include corporate expense allocation, useful lives of depreciable assets, revenue recognition associated with contracts recognized over time, capitalized interest, warranty reserves, and share-based compensation. Due to inherent uncertainty involved in making estimates, actual results reported in future periods may differ from those estimates.

Segment Information

Segment Information — The Company determines its chief operating decision maker (“CODM”) based on the person responsible for making resource allocation decisions. Operating segments are components of the business for which the CODM regularly reviews discrete financial information. The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions.

Reporting Segment — Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as one operating and reportable segment, and the CODM primarily evaluates performance based on the number of homes closed, average sales price, and financial results for the Company as a whole. As such, management believes that the Company operates as one reportable segment.

Inventories and Cost of Sales

Inventories and Cost of Sales — The carrying value of inventory is stated at cost unless events and circumstances indicate the carrying value may not be recoverable. Inventory consists of developed lots, homes under construction, and finished homes.

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Developed lots - This inventory consists of land that has been developed for or acquired by the Company and where vertical construction is imminent. Developed lot costs are typically allocated to individual residential lots on a per lot basis based on specific costs incurred for the acquisition of the lot. As of March 31, 2023 and December 31, 2022, the amount of developed lots included in inventory was $21,189,983 and $16,205,448, respectively. Developed lots purchased at fair value from third parties was $15,815,143 and $10,052,179 as of March 31, 2023 and December 31, 2022, respectively, which is included in Developed Lots on the Condensed Consolidated Balance Sheets.

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Homes under construction - At the time construction of the home begins, developed lots are transferred to homes under construction within inventory. This inventory represents costs associated with active homebuilding activities which include, predominately, labor and overhead costs related to home construction, capitalized interest, real estate taxes and land option fees. As of March 31, 2023 and December 31, 2022, the amount of inventory related to homes under construction included in homes under construction and finished homes was $88,872,575 and $141,863,561, respectively.

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Finished homes - This inventory represents completed but unsold homes at the end of the reporting period. Costs incurred in connection with completed homes including associated selling, general, and administrative costs are expensed as incurred. As of March 31, 2023 and December 31, 2022, the amount of inventory related to finished homes included in homes under construction and finished homes was $40,078,317 and $22,133,926, respectively.

Inventories and Cost of Sales — The carrying value of inventory is stated at cost unless events and circumstances indicate the carrying value may not be recoverable. Inventory consists of developed lots, homes under construction, and finished homes.

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Developed lots — This inventory consists of land that has been developed for or acquired by the Company and where vertical construction is imminent. Developed lot costs are typically allocated to individual residential lots on a per lot basis based on specific costs incurred for the acquisition of the lot. For the years ended December 31, 2022 and 2021, the amount of developed lots included in inventory was $16,205,448 and $17,025,273, respectively. Developed lots purchased at fair value from third parties was $10,052,179 and $9,445,580 as of December 31, 2022 and December 31, 2021, respectively, which is included in Developed Lots on the Balance Sheets.

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Homes under construction — At the time construction of the home begins, developed lots are transferred to homes under construction within inventory. This inventory represents costs associated with active homebuilding activities which include, predominately, labor and overhead costs related to home construction, capitalized interest, real estate taxes and land option fees. For the years ended December 31, 2022 and 2021, the amount of inventory related to homes under construction included in homes under construction and finished homes was $141,863,561 and $110,224,757, respectively.

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Finished homes — This inventory represents completed but unsold homes at the end of the reporting period. Costs incurred in connection with completed homes including associated selling, general, and administrative costs are expensed as incurred. For the years ended December 31, 2022 and 2021, the amount of inventory related to finished homes included in homes under construction and finished homes was $22,133,926 and $12,775,442, respectively.

Upon settlement, costs associated with units sold are expensed to Cost of sales based on a specific identification basis. Costs of sales consists of specific construction costs of each home, estimated warranty costs, allocated developed lots, and closing costs applicable to the home. In addition, the Company receives rebates with certain suppliers for the use of their product. The Company records the receipt of the rebate as a reduction in Cost of sales based on a specific identification basis. At the time of closing, the Company performs an analysis to accrue for costs that were incurred as part of the construction of the home but unpaid at the time of closing. The costs are recorded in Cost of sales in the Statements of Income.

Revenue Recognition

Revenue Recognition - The Company recognizes revenue in accordance with ASC 606 Revenue from Contracts with Customers. For the three months ended March 31, 2023 and 2022, revenue recognized at a point in time from speculative homes totaled $92,389,410, and $104,450,041 respectively. For the three months ended March 31, 2023 and 2022, revenue recognized over time from land owned by customers totaled $2,437,292, and $3,986,819, respectively.

Revenue Recognition — The Company’s revenues consist primarily of home sales in the United States. Home sale transactions are made under fixed price contracts. The Company generally determines the selling price per home based on the expected cost plus a margin. Home sale transactions typically have one single performance obligation to deliver a completed home to the homebuyer which is generally satisfied when the closing conditions are met. Based on the Company’s review of their contracts, the Company believes there are no significant financing components due to the expected duration of the contracts, and the related performance obligation have an original expected duration of one year or less.

Performance obligations are generally satisfied at a point in time, when the control of the home is transferred to the customer. Control is considered to be transferred to the customer at the time of closing when the title and possession of the home are received by the homebuyer. The Company generally requires initial cash deposits from the homebuyer at the time the sales contract is executed which is held by an unrelated third-party escrow agent. The remaining consideration to which the Company is entitled to is received at the time of closing through an escrow agent, typically within five days or less of the closing date. For the years ended December 31, 2022, 2021 and 2020, revenue recognized at a point in time from speculative homes totaled $456,792,005, $419,714,758, and $318,041,199, respectively.

In some contracts, the Company is contracted to construct a home or homes on underlying land the customer controls. For these specific contracts, the performance obligation is satisfied over time, as the Company’s performance creates or enhances an asset that the customer controls. The Company recognizes revenue for these contracts using the input method based on costs incurred as compared to total estimated project costs. The Company has determined that the cost-based input method provides a faithful depiction of the transfer of goods or services to the customer. For the years ended December 31, 2022, 2021, and 2020, revenue recognized over time from land owned by customers totaled $20,253,944, $13,176,752, and $9,213,106, respectively.

For homes with revenue recognized over time, a large portion of the Company’s contracts with these customers and the related performance obligations have an original expected duration of one year or less. As a result, the Company elected the practical expedient and does not disclose the value of unsatisfied performance obligations for these contracts.

The Company periodically bills these customers over the term of the project and performs a quarterly analysis between billings and revenue recognized. The Company records a contract asset when work performed by the Company is greater than the amount billed. Conversely, the Company records deferred revenue when the amount billed is greater than the work performed. As of December 31, 2022 and 2021, the Company recorded a contract asset of $611,343 and $1,361,590, respectively, which is included in Prepaid expense and other assets on the Balance Sheets. As of December 31, 2022 and 2021, the Company recorded deferred revenue of $305,701 and $957,926, respectively, which is included in Other accrued expenses and liabilities on the Balance Sheets. Substantially all deferred revenue is recognized in revenue within twelve months of being received from customers.

The Company frequently performs reviews of all contracts to estimate profitability in the future. If the estimate of contract profitability indicates an anticipated loss on a contract, the Company recognizes the total estimated loss at the time it is fully determinable. For the years ended December 31, 2022, 2021, and 2020, the Company did not recognize a loss on any contracts.

Concurrent with the recognition of revenues in our Statements of Income, sales incentives in the form of price concessions on the selling price of a home are recorded as a reduction of revenues. Homebuilding revenues include forfeited deposits, which occur when home sale contracts that include a nonrefundable deposit are cancelled. Revenues from forfeited deposits were considered insignificant for all years presented.

The Company determined that costs to obtain a contract include sales commission paid to agents and brokers for selling services to attract home buyers into sales agreements. The contract term is typically the closing date when the title and consideration are exchanged. The Company adopted the practical expedient associated with ASC 606 to recognize the incremental costs of obtaining a contract as an expense when incurred, i.e., when the amortization period of the asset that the Company otherwise would have recognized is one year or less.

Beginning in December 2022, GSH entered into sale-leaseback transactions with related parties. The Company recognized revenue of $5,188,716 on the Statement of income for the year ended December 31, 2022. Refer to Note 6 - Related party transactions for additional detail on these transactions.

Advertising

Advertising — The Company expenses advertising and marketing costs as incurred and includes such costs within Selling, general, and administrative expense in the Condensed Consolidated Statements of Operations. For the three months ended March 31, 2023 and 2022, the Company incurred $490,980, and $452,765, respectively, in advertising and marketing costs.

Advertising — The Company expenses advertising and marketing costs as incurred and is included within Selling, general, and administrative expense in the Statements of Income. For the years ended December 31, 2022, 2021, and 2020, the Company incurred $2,709,488, $1,831,526, and $1,926,172, respectively, in advertising and marketing costs.

Income Taxes

Income Taxes — Income taxes are accounted for using the asset and liability method of accounting. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences on differences between the carrying amounts of assets and liabilities and their respective tax basis, using tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred assets and liabilities of a change in tax rates is recognized in income in the period when the change is enacted. Deferred tax assets are reduced by a valuation allowance when it is “more-likely-than not” that some portion or all of the deferred tax assets will not be realized. When evaluating the realizability of deferred tax assets, all evidence, both positive and negative, is evaluated.

The Company recognizes interest and penalties related to the underpayment of income taxes, including those resulting from the late filing of tax returns within the provision for income taxes in the Condensed Consolidated Statements of Operations. The Company analyzes its tax filing positions in the U.S. federal, state, and local tax jurisdictions where the Company is required to file income tax returns, as well as for all open tax years in these jurisdictions. If, based on this analysis, the Company determines that uncertainties in tax positions exist, a liability is established.

Tax laws are complex and subject to different interpretations by the taxpayer and respective governmental taxing authorities. Significant judgment is required in determining tax expense and in evaluating tax positions, including evaluating uncertainties under GAAP. The Company reviews its tax positions quarterly and adjusts its tax balances as new legislation is enacted or new information becomes available.

Prior to the Business Combination, Legacy UHG was included in the tax filing of the shareholders of GSH, which was taxed individually under the provision of Subchapter S and Subchapter K of the Internal Revenue Code. Individual shareholders were liable for income taxes on their respective shares of GSH’s taxable income. No income tax liability nor income tax was allocated to Legacy UHG as of December 31, 2022 or for the three months ended March 31, 2023, nor was there any recorded liability for uncertain tax positions.

Income Taxes — The Company is included in the tax filing of the shareholders of GSH, which was taxed individually under the provisions of Subchapter S and Subchapter K of the Internal Revenue Code. Individual shareholders are liable for income taxes on their respective shares of the GSH’s taxable income. No income tax nor income tax liability has been allocated to the Company as of and for the years ended December 31, 2022, 2021, and 2020, nor is there any recorded liability for uncertain tax positions.

Derivative liabilities

Derivative liabilities — The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The 8,625,000 warrants issued in connection with DHHC’s Initial Public Offering (the “Public Warrants”), the 2,966,664 Private Placement Warrants, 21,491,695 Earnout Shares and certain stock options (as discussed in Note 13 - Share-based compensation) are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments, earnout shares and stock options as liabilities at fair value and adjusts the instruments to fair value at each reporting period until they are exercised or issued, respectively. The Public Warrant quoted market price was used as the fair value for the Public Warrants as of March 30, 2023 and March 31, 2023. The Private Placement Warrants and the Earnout shares were valued using a Monte Carlo analysis. See the Earnout Shares and Warrant Liabilities sections below for further detail on each instrument and their classification. Stock options were valued using Black‑Scholes valuation model. See Note 13 - Share-based compensation for further detail.

Earnout

Earnout - In connection with the Business Combination, Earnout Holders are entitled to receive consideration in the form of Earnout Shares upon the Company achieving certain Triggering Events, as described in Note 14 - Earnout Shares. The contingent obligations to issue Earnout Shares to the Earnout Holders, excluding Employee Option Holders, are recognized on the Closing Date as derivative liabilities in accordance with ASC 815. The liabilities were recognized at fair value on the Closing Date and are subsequently remeasured at each reporting date with changes in fair value recorded in the Condensed Consolidated Statements of Operations.

Earnout Shares issuable to Employee Option Holders at the Closing Date are considered a separate unit of account from the Earnout Shares issuable to GSH Equity Holders, and the Sponsors, and are accounted for as equity classified stock compensation. The Earnout Shares issuable to Employee Option Holders are fully vested upon issuance, thus there is no requisite service period, and the value of these shares is recognized as a one-time stock compensation expense for the grant date fair value.

The estimated fair values of the Earnout Shares were determined by using a Monte Carlo simulation valuation model using a distribution of potential outcomes on a daily basis over the Earnout Period as defined in Note 14 - Earnout Shares. The preliminary estimated fair values of the Earnout Shares were determined using the most reliable information available, including the current trading price of the UHG Class A Common Shares, expected volatility, risk-free rate, expected term and dividend rate.

The earnout liability is categorized as a Level 3 fair value measurement because the Company estimated projections during the Earnout Period utilizing unobservable inputs. See Note 4 — Fair Value Measurement for further detail on UHG’s accounting policy related to the fair value of financial instruments.

Warrant Liabilities

Warrant Liabilities — The Company assumed 8,625,000 publicly-traded warrants (“Public Warrants”) from DHHC’s initial public offering and 2,966,664 private placement warrants originally issued by DHHC (“Private Placement Warrants” and, together with the Public Warrants, the “Common Stock Warrants” or “Warrants”). Upon consummation of the Business Combination, each Common Stock Warrant issued entitled the holder to purchase one UHG Class A Common Share at an exercise price of $11.50 per share. The Common Stock Warrants are exercisable as of April 29, 2023. The Private Placement Warrants are identical to the Public Warrants, except that of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain exceptions. During the three months ended March 31, 2023, no Common Stock Warrants were exercised. The Public Warrants are publicly traded and are exercisable unless certain conditions occur which would permit a cashless exercise. The Private Placement Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees, subject to certain exceptions. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company evaluated the Public Warrants and Private Placement Warrants and concluded that both meet the definition of a derivative and will be accounted for in accordance with ASC Topic 815-40, as the Public Warrants and Private Placement Warrants are not considered indexed to UHG’s stock.

PIPE Investment

PIPE Investment — In connection with the closing of the Business Combination, GSH entered into the Note Purchase Agreement, dated March 21, 2023, and effective March 30, 2023, with DHHC and the Convertible Note Investors. As part of the PIPE Investment, the Convertible Note Investors agreed to purchase $80.0 million in original principal amount of Notes at a 6.25% original issue discount and were issued an additional 744,588 UHG Class A Common Shares. The aggregate proceeds received from the Convertible Note Investors is $75.0 million. Additionally, in connection with the Business Combination, (i) the PIPE Investors purchased from the Company an aggregate of (A) 471,500 UHG Class A Common Shares at a purchase price of $10.00 per share, and (B) 117,875 UHG Class A Common Shares at a purchase price of $0.01 per share for gross proceeds to the Company of approximately $4.7 million, pursuant to the PIPE Subscription Agreements, and (ii) the Lock-Up Investors purchased from the Company an aggregate of 421,100 UHG Class A Common Shares at a purchase price of $0.01 per share pursuant to the Share Lock-Up Agreements. Following the closing of the Business Combination, UHG notified each Lock-Up Investor that UHG waived the lock-up restriction contained in the Share Lock-Up Agreements.

The Company accounts for the Notes and PIPE Shares as two freestanding financial instruments. The Company accounts for the Notes at amortized cost and amortizes the debt discount to interest expense using the effective interest method over the expected term of the Notes pursuant to ASC 835 Interest (“ASC 835”). The Company accounts for the PIPE Shares as equity, as they are not in the scope of ASC 480. The Company applied the relative fair value method to allocate the $75.0 million in aggregate proceeds received among the freestanding instruments issued. Specifically, $70.2 million was allocated to the Notes, and $4.8 million was allocated to the PIPE Shares. The amount allocated to the PIPE Shares is presented as an increase in additional paid-in capital.

The Notes are considered a hybrid financial instrument consisting of a debt “host” and embedded features. The Company evaluated the Notes at issuance for embedded derivative features and the potential need for bifurcation under ASC 815, and determined that the Notes contained embedded derivatives, including conversion features and redemption rights. Although the Company determined that a group of these embedded features which are contingent on certain events occurring, as further discussed in Note 12 - Convertible Note, would need to be bifurcated, the contingencies themselves are either entirely within the Company’s control or based on an event management considers the probability of occurring as extremely remote. Therefore, the group of embedded features which are contingent on certain events and required to be bifurcated would likely have minimal or no value and therefore deemed to not be material to the Condensed Consolidated Financial Statements.

The Company engaged an independent valuation firm to assist with the valuation of the Notes and the PIPE Shares. Refer to Note 12 - Convertible Note for further valuation details.

The Company recognized issuance costs of $3.5 million in connection with the Note Purchase Agreement. Issuance costs are specific incremental costs that are (1) paid to third parties and (2) directly attributable to the issuance of a debt or equity instrument. The issuance costs attributable to the initial sale of the instrument are offset against the associated proceeds in the determination of the instrument’s initial net carrying amount.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements - In June 2016, FASB issued ASU 2016-13, Financial Instruments — Credit Losses Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 significantly changes the way impairment of financial assets is recognized by requiring companies to immediately recognize estimated credit losses expected to occur over the remaining life of many financial assets. The immediate recognition of the estimated credit losses generally will result in an earlier recognition of allowance for credit losses on loans and other financial instruments. The Company adopted this ASU effective January 1, 2023. The adoption of ASC 326 did not have a significant impact on the Company’s Condensed Consolidated Financial Statements.

Recent Accounting Pronouncements Not Yet Adopted — In June 2016, FASB issued ASU 2016-13, Financial Instruments — Credit Losses Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 significantly changes the way impairment of financial assets is recognized by requiring companies to immediately recognize estimated credit losses expected to occur over the remaining life of many financial assets. The immediate recognition of the estimated credit losses generally will result in an earlier recognition of allowance for credit losses on loans and other financial instruments. The new standard will be effective for the Company on January 1, 2023 and early adoption is permitted. The Company plans to adopt this ASU in the first quarter of 2023. The adoption of ASC 326 will not have a significant impact on the Company’s financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which provides practical expedients and exceptions for applying U.S. GAAP when modifying contracts and hedging relationships that use the London Interbank Offered Rate (“LIBOR”) as a reference rate. In addition, these amendments are not applicable to contract modifications made and hedging relationships entered into or evaluated after December 31, 2024. The Company does not anticipate a material increase in interest rates from its creditors as a result of the shift away from LIBOR. The Company is currently evaluating the impact of the shift and this guidance on the financial statements and disclosures.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted — In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which provides practical expedients and exceptions for applying GAAP when modifying contracts and hedging relationships that use the London Interbank Offered Rate (“LIBOR”) as a reference rate. In addition, these amendments are not applicable to contract modifications made and hedging relationships entered into or evaluated after December 31, 2024. The Company does not anticipate a material increase in interest rates from its creditors as a result of the shift away from LIBOR. The Company is currently evaluating the impact of the shift and this guidance on the financial statements and disclosures.